INVEST
TRAVELERS MARKETLIFE
TRAVELERS VARIABLE LIFE
TRAVELERS VARIABLE LIFE ACCUMULATOR
TRAVELERS VARIABLE SURVIVORSHIP LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE II

PART B: STATEMENT OF ADDITIONAL INFORMATION

(SAI)

dated

May 1, 2003

for

THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE
(Registrant)

ISSUED BY

THE TRAVELERS INSURANCE COMPANY
(Depositor)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains additional information about the Contracts and The Travelers Insurance Company. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 1, 2003 for INVEST, Travelers MarketLife, Travelers Variable Life, Travelers Variable Life Accumulator, Travelers Variable Survivorship Life and Travelers Variable Survivorship Life II (“the Contracts”). The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to The Travelers Insurance Company, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	3
The Depositor	3
State Regulation	3
The Registrant	3
Registration Statement	3
The Custodian	3
UNDERWRITING AND SERVICE AGREEMENTS	3
Distribution and Principal Underwriting Agreement	3
Compensation	3
Distribution and Service Fees (12b-1 fees)	5
VALUATION OF ASSETS	5
Investment Options	5
Cash Value	5
Accumulation Unit Value	6
ADDITIONAL INFORMATION ABOUT CHARGES	6
Special Purchase Plans	6
Underwriting Procedures	6
Increases and Decreases in Stated Amount	6
RESTRICTIONS ON FINANCIAL TRANSACTIONS	6
INDEPENDENT AUDITORS	6
PERFORMANCE DATA	6
FINANCIAL STATEMENTS	16
EXPERTS	16

GENERAL INFORMATION AND HISTORY

The Depositor. The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06183, and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Registrant. The Travelers Insurance Company sponsors a separate account: The Travelers Fund UL for Variable Life Insurance (Fund UL). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualify as a “a separate account.” Separate Accounts are primarily designed to keep policy assets separate from other company assets.

Registration Statement. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

The Custodian. The Company holds title to the assets in the Separate Account.

UNDERWRITING AND SERVICE AGREEMENTS

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”), serves as principal underwriter for Fund UL and the Contracts, which are offered on a continuous basis, pursuant to the terms of the Distribution and Principal Underwriting Agreement among Fund UL, TDLLC and the Company. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 (the 1934 Act), as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). TDLLC is affiliated with the Company and Fund UL. TDLLC, as the principal underwriter and distributor does not receive any fees on the Policies.

TDLLC enters into selling agreements with broker-dealers, including Tower Square Securities, which is affiliated with the Company and Fund UL, to distribute (sell) the Contracts. TDLLC and these broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). Anyone selling the Policies must be a registered representative of a broker-dealer and must also be licensed as an insurance agent to sell variable life insurance products.

Compensation. We pay compensation for the promotion and sale of the Contracts directly to broker-dealers who have selling agreements with TDLLC. Compensation paid on the Contracts, as well as other incentives or payments, are not charged directly to the policy owners of the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy.

The amount of compensation may vary depending on the sales contract but is not expected to exceed the amounts in the following tables:

INVEST

Policy Years	Maximum compensation payable by the Company*
First 12 months	50% of actual premium paid

TRAVELERS MARKETLIFE

Policy Years	Maximum compensation payable by the Company*
Year 1	127% up to the Target Premium and 6.5% on Excess Premium
Years 2-10	6.5% of the annual renewable premium
After Year 10	4% of the annual renewable premium

TRAVELERS VARIABLE LIFE

Policy Years	Maximum compensation payable by the Company*
Year 1	127% up to the Target Premium and 6.5% on Excess Premium
Years 2-10	6.5% of the annual renewable premium
Years 11-15	4% of the annual renewable premium
After Year 15	2% of the annual renewable premium

TRAVELERS VARIABLE LIFE ACCUMULATOR

Policy Years	Maximum compensation payable by the Company*
Year 1	127% up to the Target Premium and 4% on Excess Premium
Years 2-15	4% of the annual renewable premium
After Policy Year 15	2% of the annual renewable premium

TRAVELERS VARIABLE SURVIVORSHIP LIFE

Policy Years	Maximum compensation payable by the Company*
Year 1	127% up to the Target Premium and 5% on Excess Premium
Years 2-10	5% of the annual renewable premium
Years 11-15	4% of the annual renewable premium
After Year 15	2% of the annual renewable premium

TRAVELERS VARIABLE SURVIVORSHIP LIFE II

Policy Years	Maximum compensation payable by the Company*
Year 1	127% up to the Target Premium and 5% on Excess Premium
Years 2-10	5% of the annual renewable premium
Years 11-15	4% of the annual renewable premium
After Year 15	2% of the annual renewable premium

______________

     *   Tower Square Securities Inc., an affiliated broker-dealer of the Company receives additional incentive payments from the Company relating to the sale of the Policies. From time to time, the Company may pay or permit other promotional incentives in cash, credit or other compensation. In addition, Tower Square Securities, Inc. performs certain services for and incurs certain expenses on behalf of TDLLC.

Because sales representatives of Tower Square Securities are also insurance agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs offered by the Company. These programs include conferences, seminars, meals, sporting events, theater performances, payments for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Distribution and Service Fees (12b-1 fees). Certain of the Funds have adopted a Distribution and/or Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which allows a fund to pay fees (12b-1 fees) to those who sell and distribute fund shares out of fund assets. Some of the Funds pay the Company and/or TDLLC 12b-1 fees for certain distribution and shareholders support services incurred in the performance of the Company and/or TDLLC’s obligations under agreements with the Funds. The Company and Travelers Distribution LLC may receive distribution and/or service fees (12b-1 fees) of up to 0.50% of average Fund assets. For more information on the 12b-1 fees that Funds may pay, please see the Fund prospectus and the Contract prospectus. In addition, the Advisers for certain Funds may use its management fee revenues, as well as its past profits or other resources as permitted by regulatory rules, to make payments for distribution services to TDLLC, whi ch may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

VALUATION OF ASSETS

Investment Options: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Cash Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

                 (a) = investment income plus capital gains and losses (whether realized or unrealized);

                 (b) = any deduction for applicable taxes (presently zero); and

                 (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

Special Purchase Plans. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

Underwriting Procedures. The Contract’s cost of insurance depends on the insured’s sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

Increases and Decreases in Stated Amount.

After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to freeze a Policy Owner’s account and refuse to pay any request for transfers, withdrawals, surrenders, loan or death benefit until instructions are received from the appropriate regulators.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the Company’s and Separate Account’s financial statements.

The financial statements of the Travelers Fund UL for Variable Life Insurance as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

PERFORMANCE INFORMATION

From time to time, the Company may quote different types of historical performance for the Investment Options of the Separate Account and the Mutual Funds in which they Invest (Funds) in advertisements, sales literature, or reports to current or prospective policyholders. We may quote performance in any manner permitted under the law. Performance information may be shown as a change in a hypothetical owner’s Cash Value or Death Benefits. We may present the average annual and cumulative total returns of the Investment Divisions of the Separate Account and the Funds. The performance information shown will cover different periods of time and will reflect the deduction of certain charges although the performance information will generally not reflect the deduction of the cost of insurance charges.

  Fund Performance: This type of performance discloses the returns of the Funds net of investment management fees and other Fund Company fees and expenses, but is not adjusted for fees and expenses imposed by on the Separate Account (e.g., mortality and expense risk charge) or individual policyholder charges (e.g., surrender charges). If the Separate Account fees and policyholder charges were deducted, returns would be lower.

  Investment Option Performance Adjusted for Separate Account Asset-Based Charges: This type of performance discloses the returns of the Investment Options net of investment fees and other Fund fees and expenses and Separate Account asset-based charges but is not adjusted for individual policyholder charges. If the policyholder charges were deducted, returns would be lower.

We may also compare an Investment Option’s performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices. We may use performance ratings that may be reported in financial publications.

Since it is impossible to predict how the Investment Options or the Funds will perform in the future, no performance quote can show you how investment performance will impact your future actual Policy Values. These returns represent past performance and are not an indication of future performance.

The following tables show the average annual returns of the Investment Options and their corresponding Funds available through Fund UL. The returns have been adjusted for Separate Account Asset-Based Charges.

MARKETLIFE
AVERAGE ANNUAL RETURNS AS OF 12/31/2002

INVESTMENT OPTIONS	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR

STOCK FUNDS:
AIM Capital Appreciation Portfolio	-24.56%	-24.56%	-20.29%	-3.55%	—
Alliance Growth Portfolio	-34.17%	-34.17%	-22.89%	-5.15%	—
Capital Appreciation Fund (Janus)	-25.76%	-25.76%	-25.03%	0.52%	9.00%
Dreyfus Stock Index Fund	-23.06%	-23.06%	-15.55%	-1.77%	7.93%
Fidelity VIP Equity Income Portfolio — Initial Class	-17.69%	-17.69%	-5.90%	-0.59%	8.79%
Fidelity VIP Growth Portfolio — Initial Class	-30.73%	-30.73%	-20.68%	-1.25%	7.46%
Janus Aspen Series Mid Cap Growth Port—Service Shares	-28.76%	-28.76%	-33.91%	-3.04%	—
Janus Aspen Series Global Technology Port—Service Shares	-41.46%	-41.46%	—	—	—
Janus Aspen Series Worldwide Growth Port—Service Shares	-26.37%	-26.37%	-22.23%	-0.43%	—
Scudder VIT EAFE Equity Index Fund	-22.30%	-22.30%	-21.74%	-6.09%	—
Scudder VIT Small Cap Index Fund	-21.30%	-21.30%	-8.80%	-2.62%	—
Smith Barney Equity Index Portfolio — Class I	-22.87%	-22.87%	-15.40%	-1.59%	8.51%
Smith Barney Fundamental Value Portfolio	-22.01%	-22.01%	-4.38%	1.91%	—
Smith Barney Large Cap Growth Portfolio	-25.44%	-25.44%	-15.83%	—	—
Smith Barney Large Cap Value Portfolio	-26.08%	-26.08%	-8.97%	-4.03%	—
Templeton Growth Securities Fund — Class I	-19.05%	-19.05%	-5.43%	1.66%	8.83%
Pioneer Fund Portfolio	-30.84%	-30.84%	-13.37%	-5.48%	—

BOND FUNDS:
Fidelity VIP High Income Portfolio — Initial Class	2.52%	2.52%	-11.67%	-6.88%	2.54%
Putnam Diversified Income Portfolio	4.94%	4.94%	2.28%	1.36%	—
Smith Barney High Income Portfolio	-4.11%	-4.11%	-5.88%	-3.34%	—
Templeton Global Income Securities Fund — Class I	20.35%	20.35%	8.46%	4.80%	5.15%
Travelers U.S. Government Securities Portfolio	12.61%	12.61%	10.22%	6.80%	6.91%
Travelers Zero Coupon Bond Fund — Series 2005	9.79%	9.79%	9.40%	6.43%	—

BALANCED FUNDS:
Fidelity VIP II Asset Manager Portfolio — Initial Class	-9.55%	-9.55%	-6.45%	0.54%	6.08%
MFS Total Return Portfolio	-6.11%	-6.11%	2.46%	3.90%	—
Templeton Global Asset Allocation Fund — Class 1	-5.03%	-5.03%	-5.47%	1.63%	7.87%
Travelers Managed Assets Trust	-9.42%	-9.42%	-5.99%	2.51%	7.33%

MONEY MARKET FUND:
Travelers Money Market Portfolio	0.48%	0.48%	2.84%	3.33%	3.04%

The following performance information represents the percentage change in the value of an accumulation unit of the underlying investment options for the periods indicated, and reflects all expenses of the underlying funds, as well as the guaranteed maximum 0.80% mortality and expense risk charge and the 0.10% administrative expense charge assessed against amounts allocated to the underlying funds. The rates of return do not reflect the 2.5%front-end sales charge (reduced to 2.0% for face amounts at or greater than $500,000 but less than $1 million and waived for face amounts of $1 million and above) or the 2.5% state premium tax charge (both of which are deducted from premium payments) nor do they reflect surrender charges or monthly deduction amounts, including cost of insurance charges.

______________

(1)	An investment in Money Market Portfolio is neither insured nor guaranteed by the United States Government. There is no assurance that a stable $1.00 value will be maintained.

TRAVELERS VARIABLE LIFE
AVERAGE ANNUAL RETURNS THROUGH 12/31/2002

INVESTMENT OPTIONS	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR

DOMESTIC STOCK FUNDS:
AIM Capital Appreciation Portfolio	-24.52%	-24.52%	-20.25%	-3.50%	—
Alliance Growth Portfolio	-34.14%	-34.14%	-22.86%	-5.10%	—
AllianceBernstein Premier Growth Portfolio — Class B	-31.43%	-31.43%	-22.60%	-2.28%	8.31%
American Funds Growth Fund — Class 2	-25.09%	-25.09%	-14.28%	5.67%	11.10%
American Funds Growth — Income Fund — Class 2	-19.03%	-19.03%	-4.12%	2.62%	9.39%
Ayco Growth Fund	-29.90%	-29.90%	—	—	—
Capital Appreciation Fund (Janus)	-25.72%	-25.72%	-24.99%	0.57%	9.05%
Dreyfus VIF Small Cap Portfolio	-19.81%	-19.81%	-5.69%	-0.38%	11.61%
Equity Income Portfolio (Fidelity)	-14.67%	-14.67%	-5.08%	-0.18%	—
Fidelity VIP II Contrafund Portfolio — Service Class	-10.19%	-10.19%	-10.29%	2.75%	—
Franklin Small Cap Fund — Class 2	-29.29%	-29.29%	-21.05%	—	—
Janus Aspen Series Mid Cap Growth Port—Service Shares	-28.73%	-28.73%	-33.88%	-2.99%	—
Large Cap Portfolio (Fidelity)	-23.45%	-23.45%	-18.95%	-1.72%	—
MFS Mid Cap Growth Portfolio	-49.26%	-49.26%	-25.31%	—	—
Pioneer Mid-Cap Value VCT Portfolio — Class II Shares	-12.13%	-12.13%	2.38%	2.75%	—
Putnam VT Small Cap Value Fund — Class IB Shares	-18.96%	-18.96%	5.42%	—	—
Scudder VIT Small Cap Index Fund	-21.26%	-21.26%	-8.75%	-2.57%	—
Smith Barney Aggressive Growth Portfolio	-33.21%	-33.21%	-10.00%	—	—
Smith Barney Equity Index Portfolio — Class I	-22.83%	-22.83%	-15.36%	-1.54%	8.57%
Smith Barney Fundamental Value Portfolio	-21.97%	-21.97%	-4.33%	1.96%	—
Smith Barney Large Cap Growth Portfolio	-25.41%	-25.41%	-15.79%	—	—
Smith Barney Large Cap Value Portfolio	-26.05%	-26.05%	-8.93%	-3.98%	—
Van Kampen LIT Emerging Growth Portfolio	-33.06%	-33.06%	-25.99%	2.29%	—

INTERNATIONAL STOCK FUNDS:
American Funds Global Growth Fund — Class 2	-15.36%	-15.36%	-16.64%	4.47%	—
Credit Suisse Emerging Markets Portfolio	-12.31%	-12.31%	-18.90%	-4.42%	—
Janus Aspen Series Global Technology Port—Service Shares	-41.43%	-41.43%	—	—	—
Janus Aspen Series Worldwide Growth Port—Service Shares	-26.34%	-26.34%	-22.19%	-0.37%	—
Putnam VT International Equity Fund — Class IB Shares	-18.37%	-18.37%	-16.59%	1.58%	—
Scudder VIT EAFE Equity Index Fund	-22.26%	-22.26%	-21.70%	-6.05%	—

BOND FUNDS:
PIMCO Total Return Portfolio	8.14%	8.14%	8.42%	6.24%	—
Putnam Diversified Income Portfolio	4.99%	4.99%	2.33%	1.41%	—
Smith Barney High Income Portfolio	-4.07%	-4.07%	-5.84%	-3.29%	—
Travelers Convertible Securities Portfolio	-7.78%	-7.78%	0.39%	—	—
Travelers U.S. Government Securities Portfolio	12.67%	12.67%	10.27%	6.85%	6.97%

BALANCED FUNDS:
MFS Total Return Portfolio	-6.06%	-6.06%	2.51%	3.95%	—
Travelers Managed Assets Trust	-9.37%	-9.37%	-5.94%	2.56%	7.38%

MONEY MARKET FUND:
Travelers Money Market Portfolio	0.53%	0.53%	2.89%	3.38%	3.09%

The following performance information represents the percentage change in the value of an accumulation unit of the underlying investment options for the periods indicated, and reflects all expenses of the underlying funds, as well as the guaranteed maximum 0.85% mortality and expense risk charge assessed against amounts allocated to the underlying funds. The rates of return do not reflect the 1.5% front-end sales charge (waived for face amounts of $5 million and above), the 2.25% premium tax charge, or the 1.25% DAC charge (which are deducted from premium payments) nor do they reflect surrender charges or monthly deduction amounts, including cost of insurance charges. These charges would significantly reduce the average annual return reflected.

______________

(1)	An investment in Money Market Portfolio is neither insured nor guaranteed by the United States Government. There is no assurance that a stable $1.00 value will be maintained.

TRAVELERS VARIABLE LIFE ACCUMULATOR
AVERAGE ANNUAL RETURNS THROUGH 12/31/2002

INVESTMENT OPTIONS	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR

DOMESTIC STOCK FUNDS:
AIM Capital Appreciation Portfolio	-24.37%	-24.37%	-20.09%	-3.31%	—
Alliance Growth Portfolio	-34.01%	-34.01%	-22.70%	-4.91%	—
AllianceBernstein Premier Growth Portfolio — Class B	-31.29%	-31.29%	-22.44%	-2.09%	8.52%
American Funds Growth Fund — Class 2	-24.94%	-24.94%	-14.10%	5.89%	11.33%
American Funds Growth — Income Fund — Class 2	-18.87%	-18.87%	-3.93%	2.83%	9.61%
Ayco Growth Fund	-29.76%	-29.76%	—	—	—
Capital Appreciation Fund (Janus)	-25.57%	-25.57%	-24.84%	0.77%	9.27%
Dreyfus VIF Small Cap Portfolio	-19.65%	-19.65%	-5.50%	-0.18%	11.83%
Equity Income Portfolio (Fidelity)	-14.50%	-14.50%	-4.89%	0.02%	—
Fidelity VIP II Contrafund Portfolio — Service Class	-10.01%	-10.01%	-10.11%	2.96%	—
Franklin Small Cap Fund — Class 2	-29.15%	-29.15%	-20.90%	—	—
Janus Aspen Series Mid Cap Growth Portfolio — Service Shares	-28.59%	-28.59%	-33.74%	-2.79%	—
Large Cap Portfolio (Fidelity)	-23.29%	-23.29%	-18.79%	-1.52%	—
MFS Mid Cap Growth Portfolio	-49.16%	-49.16%	-25.16%	—	—
Pioneer Mid—Cap Value VCT Portfolio — Class II Shares	-11.95%	-11.95%	2.58%	2.96%	—
Putnam VT Small Cap Value Fund — Class IB Shares	-18.80%	-18.80%	5.63%	—	—
Scudder VIT Small Cap Index Fund	-21.10%	-21.10%	-8.57%	-2.37%	—
Smith Barney Aggressive Growth Portfolio	-33.08%	-33.08%	-9.81%	—	—
Smith Barney Equity Index Portfolio — Class I	-22.67%	-22.67%	-15.19%	-1.34%	8.79%
Smith Barney Fundamental Value Portfolio	-21.81%	-21.81%	-4.14%	2.17%	—
Smith Barney Large Cap Growth Portfolio	-25.25%	-25.25%	-15.62%	—	—
Smith Barney Large Cap Value Portfolio	-25.90%	-25.90%	-8.74%	-3.79%	—
Van Kampen LIT Emerging Growth Portfolio	-32.92%	-32.92%	-25.84%	2.49%	—
INTERNATIONAL STOCK FUNDS:
American Funds Global Growth Fund — Class 2	-15.19%	-15.19%	-16.47%	4.69%	—
Credit Suisse Emerging Markets Portfolio	-12.14%	-12.14%	-18.74%	-4.23%	—
Janus Aspen Series Global Technology Port—Service Shares	-41.31%	-41.31%	—	—	—
Janus Aspen Series Worldwide Growth Port—Service Shares	-26.19%	-26.19%	-22.03%	-0.18%	—
Putnam VT International Equity Fund — Class IB Shares	-18.20%	-18.20%	-16.43%	1.78%	—
Scudder VIT EAFE Equity Index Fund	-22.10%	-22.10%	-21.54%	-5.86%	—
BOND FUNDS:
PIMCO Total Return Portfolio	8.36%	8.36%	8.64%	6.45%	—
Putnam Diversified Income Portfolio	5.20%	5.20%	2.54%	1.61%	—
Smith Barney High Income Portfolio	-3.87%	-3.87%	-5.65%	-3.10%	—
Travelers Convertible Securities Portfolio	-7.60%	-7.60%	0.59%	—	—
Travelers U.S. Government Securities Portfolio	12.89%	12.89%	10.49%	7.07%	7.18%
BALANCED FUNDS:
MFS Total Return Portfolio	-5.88%	-5.88%	2.71%	4.16%	—
Travelers Managed Assets Trust	-9.19%	-9.19%	-5.75%	2.77%	7.60%
MONEY MARKET FUND:
Travelers Money Market Portfolio	0.73%	0.73%	3.09%	3.59%	3.30%

The following performance information represents the percentage change in the value of an accumulation unit of the underlying investment options for the periods indicated, and reflects all expense of the underlying funds, as well as the guaranteed maximum 0.65% mortality and expense risk charge assessed against amounts allocated to the underlying funds. The rates of return do not reflect the 2.5% front-end sales charge (waived for face amounts of $5 million and above), the 2.25% premium tax charge, or the 1.25% DAC charge (which are deducted from premium payments) nor do they reflect surrender charges or monthly deduction amounts, including cost of insurance charges. These charges would significantly reduce the average annual return reflected.

______________

(1)	An investment in Money Market Portfolio is neither insured nor guaranteed by the United States Government. There is no assurance that a stable $1.00 value will be maintained.

VARIABLE SURVIVORSHIP LIFE
AVERAGE ANNUAL RETURNS AS OF 12/31/2002

INVESTMENT OPTIONS	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR

STOCK FUNDS:
AIM Capital Appreciation Portfolio	-24.56%	-24.56%	-20.29%	-3.55%	—
Alliance Growth Portfolio	-34.17%	-34.17%	-22.89%	-5.15%	—
Ayco Growth Fund	-29.94%	-29.94%	—	—	—
Capital Appreciation Fund (Janus)	-25.76%	-25.76%	-25.03%	0.52%	9.00%
Dreyfus Stock Index Fund	-23.06%	-23.06%	-15.55%	-1.77%	7.93%
Fidelity VIP Equity Income Portfolio — Initial Class	-17.69%	-17.69%	-5.90%	-0.59%	8.79%
Fidelity VIP Growth Portfolio — Initial Class	-30.73%	-30.73%	-20.68%	-1.25%	7.46%
Janus Aspen Series Mid Cap Growth Port—Service Shares	-28.76%	-28.76%	-33.91%	-3.04%	—
Janus Aspen Series Global Technology Port—Service Shares	-41.46%	-41.46%	—	—	—
Janus Aspen Series Worldwide Growth Port—Service Shares	-26.37%	-26.37%	-22.23%	-0.43%	—
Scudder VIT EAFE Equity Index Fund	-22.30%	-22.30%	-21.74%	-6.09%	—
Scudder VIT Small Cap Index Fund	-21.30%	-21.30%	-8.80%	-2.62%	—
Smith Barney Equity Index Portfolio — Class I	-22.87%	-22.87%	-15.40%	-1.59%	8.51%
Smith Barney Fundamental Value Return Portfolio	-22.01%	-22.01%	-4.38%	1.91%	—
Smith Barney Large Cap Growth Portfolio	-25.44%	-25.44%	-15.83%	—	—
Smith Barney Large Cap Value Portfolio	-26.08%	-26.08%	-8.97%	-4.03%	—
Templeton Growth Securities Fund — Class 1	-19.05%	-19.05%	-5.43%	1.66%	8.83%
Pioneer Fund Portfolio	-30.84%	-30.84%	-13.37%	-5.48%	—

BOND FUNDS:
Fidelity VIP High Income Portfolio — Initial Class	2.52%	2.52%	-11.67%	-6.88%	2.54%
Putnam Diversified Income Portfolio	4.94%	4.94%	2.28%	1.36%	—
Smith Barney High Income Portfolio	-4.11%	-4.11%	-5.88%	-3.34%	—
Travelers U.S. Government Securities Portfolio	12.61%	12.61%	10.22%	6.80%	6.91%
Travelers Zero Coupon Bond Fund — Series 2005	9.79%	9.79%	9.40%	6.43%	—

BALANCED FUNDS:
Fidelity VIP II Asset Manager Portfolio — Initial Class	-9.55%	-9.55%	-6.45%	0.54%	6.08%
MFS Total Return Portfolio	-6.11%	-6.11%	2.46%	3.90%	—
Travelers Managed Assets Trust	-9.42%	-9.42%	-5.99%	2.51%	7.33%

MONEY MARKET FUND:
Travelers Money Market Portfolio	0.48%	0.48%	2.84%	3.33%	3.04%

The following performance information represents the percentage change in the value of an accumulation unit of the underlying investment options for the periods indicated, and reflects all expenses of the underlying funds, as well as the guaranteed maximum 0.80% mortality and expenses risk charge and the 0.10% administrative expense charge assessed against amounts allocated to the underlying funds. The rates of return do not reflect any front-end sales charge or state premium tax charge (both of which are deducted from premium payments) nor do they reflect surrender charges or monthly deduction amounts, including the cost of insurance charges.

______________

(1)	An investment in Money Market Portfolio is neither insured nor guaranteed by the United States Government. There is no assurance that a stable $1.00 value will be maintained.

VARIABLE SURVIVORSHIP LIFE II
AVERAGE ANNUAL RETURNS THROUGH 12/31/2002

UNDERLYING INVESTMENT OPTIONS	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR

DOMESTIC STOCK FUNDS:
AIM Capital Appreciation Portfolio	-24.56%	-24.56%	-20.29%	-3.55%	—
Alliance Growth Portfolio	-34.17%	-34.17%	-22.89%	-5.15%	—
AllianceBernstein Premier Growth Portfolio — Class B	-31.46%	-31.46%	-22.64%	-2.33%	8.26%
American Funds Growth Fund — Class 2	-25.13%	-25.13%	-14.32%	5.62%	11.06%
American Funds Growth — Income Fund — Class 2	-19.08%	-19.08%	-4.17%	2.57%	9.34%
Ayco Growth Fund	-29.94%	-29.94%	—	—	—
Capital Appreciation Fund (Janus)	-25.76%	-25.76%	-25.03%	0.52%	9.00%
Dreyfus VIF Small Cap Portfolio	-19.85%	-19.85%	-5.74%	-0.43%	11.55%
Equity Income Portfolio (Fidelity)	-14.71%	-14.71%	-5.13%	-0.23%	—
Fidelity VIP II Contrafund Portfolio — Service Class	-10.24%	-10.24%	-10.33%	2.70%	—
Franklin Small Cap Fund — Class 2	-29.32%	-29.32%	-21.09%	—	—
Janus Aspen Series Mid Cap Growth Port—Service Shares	-28.76%	-28.76%	-33.91%	-3.04%	—
Large Cap Portfolio (Fidelity)	-23.48%	-23.48%	-18.99%	-1.77%	—
MFS Mid Cap Growth Portfolio	-49.29%	-49.29%	-25.34%	—	—
Pioneer Mid—Cap Value VCT Portfolio — Class II Shares	-12.17%	-12.17%	2.33%	2.70%	—
Putnam VT Small Cap Value Fund — Class IB Shares	-19.00%	-19.00%	5.37%	—	—
Scudder VIT Small Cap Index Fund	-21.30%	-21.30%	-8.80%	-2.62%	—
Smith Barney Aggressive Growth Portfolio	-33.24%	-33.24%	-10.04%	—	—
Smith Barney Equity Index Portfolio — Class I	-22.87%	-22.87%	-15.40%	-1.59%	8.51%
Smith Barney Fundamental Value Portfolio	-22.01%	-22.01%	-4.38%	1.91%	—
Smith Barney Large Cap Growth Portfolio	-25.44%	-25.44%	-15.83%	—	—
Smith Barney Large Cap Value Portfolio	-26.08%	-26.08%	-8.97%	-4.03%	—
Van Kampen LIT Emerging Growth Portfolio	-33.09%	-33.09%	-26.03%	2.24%	—

INTERNATIONAL STOCK FUNDS:
American Funds Global Growth Fund — Class 2	-15.40%	-15.40%	-16.68%	4.42%	—
Credit Suisse Emerging Markets Portfolio	-12.36%	-12.36%	-18.94%	-4.47%	—
Janus Aspen Series Global Technology Port—Service Shares	-41.46%	-41.46%	—	—	—
Janus Aspen Series Worldwide Growth Port—Service Shares	-26.37%	-26.37%	-22.23%	-0.42%	—
Putnam VT International Equity Fund — Class IB Shares	-18.41%	-18.41%	-16.64%	1.53%	—
Scudder VIT EAFE Equity Index Fund	-22.30%	-22.30%	-21.74%	-6.09%	—

BOND FUNDS:
PIMCO Total Return Portfolio	8.09%	8.09%	8.37%	6.19%	—
Putnam Diversified Income Portfolio	4.94%	4.94%	2.28%	1.36%	—
Smith Barney High Income Portfolio	-4.11%	-4.11%	-5.88%	-3.34%	—
Travelers Convertible Securities Portfolio	-7.83%	-7.83%	0.34%	—	—
Travelers U.S. Government Securities Portfolio	12.61%	12.61%	10.22%	6.80%	6.91%

BALANCED FUNDS:
MFS Total Return Portfolio	-6.11%	-6.11%	2.46%	3.90%	—
Travelers Managed Assets Trust	-9.42%	-9.42%	-5.99%	2.51%	7.33%

MONEY MARKET FUND:
Travelers Money Market Portfolio	0.48%	0.48%	2.84%	3.33%	3.04%

The following performance information represents the percentage change in the value of an accumulation unit of the underlying investment options for the periods indicated, and reflects all expenses of the underlying funds, as well as the guaranteed maximum 0.80% mortality and expenses risk charge and the 0.10% administrative expense charge assessed against amounts allocated to the underlying funds. The rates of return do not reflect front-end sales charge, the 2.25% state premium tax charge (both of which are deducted from premium payments), or the 1.25% DAC charge, nor do they reflect surrender charges or monthly deduction amounts, including cost of insurance charges. These charges would significantly reduce the average annual return reflected.

______________

(1)	An investment in Money Market Portfolio is neither insured nor guaranteed by the United States Government. There is no assurance that a stable $1.00 value will be maintained.

FINANCIAL STATEMENTS

The financial statements of the Travelers Insurance Company and The Travelers Fund UL for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company’s ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account.

EXPERTS

Actuarial Expert. Actuarial matters have been examined by Larry Segal, an actuary of the Company, whose opinion has been filed as an exhibit to the registration statement.

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-11843S	May 2003